Consolidated Proforma Unaudited Financial Statements	3 Months Ended
Mar. 31, 2023
Proforma Unaudited Financial Statements
Consolidated Proforma Unaudited Financial Statements

Note 22. Consolidated Proforma Unaudited Financial Statements

The following unaudited proforma combined financial information is based on the historical financial statements of the Company and Giga-tronics and subsidiaries after giving effect to the Company’s acquisition of the companies as if the acquisition occurred on January 1, 2022.

The following unaudited proforma information does not purport to present what the Company’s actual results would have been had the acquisition occurred on January 1, 2022, nor is the financial information indicative of the results of future operations. The following table represents the unaudited consolidated proforma results of operations for the three months ended March 31, 2023 and March 31, 2022, as if the acquisition occurred on January 1, 2022.

Proforma, unaudited (In thousands)	Gresham
Three months ended March 31, 2023	Worldwide, Inc.	Giga-tronics	Proforma Adjustments	Proforma Unaudited
Net Sales	$8,293	$430	$—	$8,723
Cost of Sales	5,880	680	—	6,560
Operating expenses	4,284	1,670	—	5,954
Other income (expense)	807	527	—	1,334
Income tax benefit	7	—	—	7
Net gain attributable to non-controlling interest	14	—	—	14
Net loss attributable to common stockholders	$(1,070)	$(1,394)	$—	$(2,464)

Proforma, unaudited (In thousands)	Gresham
Three months ended March 31, 2022	Worldwide, Inc.	Giga-tronics	Proforma Adjustments	Proforma Unaudited
Net Sales	$7,244	$1,436	$—	$8,680
Cost of Sales	4,751	1,036	—	5,787
Operating expenses	2,984	1,555	—	4,539
Other income (expense)	(19)	(17)	—	(36)
Income tax provision	—	—	—	—
Net loss attributable to non-controlling interest	(13)	—	—	(13)
Deemed dividend on Series E preferred stock	—	(2)		(2)
Net loss attributable to common stockholders	$(497)	$(1,174)	$—	$(1,671)